5. Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of debt maturities
2018	$54,376
2019	387,006
2020	418,465
2021	15,537
$875,384

2018	$165,562
2019	144,524
2020	136,507
$446,593